United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/2009

Date of Reporting Period:  3/31/2009

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2009

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.028		0.029		0.020	0.008
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.028		0.029		0.020	0.008
Less Distributions:
Distributions from net investment income	(0.014)		(0.028)		(0.029)		(0.020)	(0.008)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	(0.014)		(0.028)		(0.029)		(0.020)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.41%		2.81%		2.89%		2.04%	0.75%

Ratios to Average Net Assets:
Net expenses	0.76	% [3]	0.75%		0.76%		0.75%	0.75%
Net investment income	1.32%		2.76%		2.86%		2.03%	0.76%
Expense waiver/reimbursement [4]	0.06%		0.06%		0.06%		0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,241,243		$3,151,612		$2,670,031		$2,521,430	$2,511,672

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.76% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.029		0.030		0.022	0.009
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.029		0.030		0.022	0.009
Less Distributions:
Distributions from net investment income	(0.015)		(0.029)		(0.030)		(0.022)	(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	(0.015)		(0.029)		(0.030)		(0.022)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.56%		2.96%		3.06%		2.21%	0.92%

Ratios to Average Net Assets:
Net expenses	0.61	% [3]	0.59%		0.59%		0.59%	0.59%
Net investment income	1.51%		2.86%		3.01%		2.21%	0.92%
Expense waiver/reimbursement [4]	0.26%		0.26%		0.26%		0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$342,531		$265,149		$222,721		$230,200	$220,681

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.61% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,005.80	$3.90
Institutional Service Shares	$1,000	$1,006.50	$3.15
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.04	$3.93
Institutional Service Shares	$1,000	$1,021.79	$3.18

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.78%
Institutional Service Shares	0.63%

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	82.8%
Municipal Notes	12.9%
Commercial Paper	3.3%
Other Assets and Liabilities - Net [2]	1.0%
TOTAL	100.0%

At March 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.3%
8-30 Days	0.8%
31-90 Days	1.7%
91-180 Days	7.8%
181 Days or more	4.4%
Other Assets and Liabilities - Net [2]	1.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

March 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.0% [1]
		Alabama--1.6%
$8,200,000		Greater Montgomery, AL Educational Building Authority, (Series 2003-A) Weekly VRDNs (Saint James School)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	$8,200,000
6,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	6,000,000
33,180,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.530%, 4/2/2009	33,180,000
17,930,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.440%, 4/2/2009	17,930,000
9,650,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.000%, 4/1/2009	9,650,000
		TOTAL	74,960,000
		Alaska--2.9%
25,795,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.850%, 4/2/2009	25,795,000
38,805,000	[2,3]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.050%, 4/1/2009	38,805,000
8,580,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.490%, 4/2/2009	8,580,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.400%, 4/1/2009	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.500%, 4/1/2009	17,500,000
		TOTAL	133,280,000
		Arizona--0.5%
480,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.690%, 4/2/2009	480,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.700%, 4/2/2009	3,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2007-1) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.590%, 4/2/2009	14,000,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.500%, 4/1/2009	4,000,000
		TOTAL	21,480,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--5.0%
$8,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.440%, 4/2/2009	$8,200,000
53,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	53,000,000
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 4/2/2009	15,000,000
9,300,000		Bay Area Toll Authority, CA, (Series 2004C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.250%, 4/2/2009	9,300,000
3,200,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank of California, N.A. LIQ), 0.200%, 4/2/2009	3,200,000
34,000,000		California Health Facilities Financing Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.450%, 4/1/2009	34,000,000
24,550,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.170%, 4/2/2009	24,550,000
49,500,000	[2,3]	Golden State Tobacco Securitization Corp., CA, EAGLES (Series 2007-0109) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.780%, 4/2/2009	49,500,000
7,275,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	7,296,440
20,300,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.600%, 4/2/2009	20,300,000
5,000,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 4/2/2009	5,000,000
		TOTAL	229,346,440
		Colorado--1.2%
1,895,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 4/2/2009	1,895,000
430,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.000%, 4/2/2009	430,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.840%, 4/2/2009	6,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.700%, 4/1/2009	$25,000,000
21,435,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.400%, 4/2/2009	21,435,000
		TOTAL	55,010,000
		Connecticut--1.9%
800,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.300%, 4/1/2009	800,000
4,000,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 4/7/2009	4,000,000
2,700,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 4/7/2009	2,700,000
2,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/(Bank of America N.A. LOC), 0.450%, 4/2/2009	2,000,000
9,400,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.300%, 4/1/2009	9,400,000
11,520,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.280%, 4/1/2009	11,520,000
9,535,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 4/1/2009	9,535,000
7,200,000		Connecticut State HEFA, (Series L-2) Weekly VRDNs (Yale-New Haven Hospital)/(Bank of America N.A. LOC), 0.280%, 4/1/2009	7,200,000
8,200,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.500%, 4/1/2009	8,200,000
16,710,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.450%, 4/2/2009	16,710,000
6,000,000		Easton, CT, 3.25% BANs, 11/6/2009	6,035,196
2,700,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	2,715,182
5,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	5,045,587
		TOTAL	85,860,965
		Delaware--1.4%
50,000,000		Delaware EDA IDRB, (Series B) Daily VRDNs (Motiva Enterprises LLC), 0.650%, 4/1/2009	50,000,000
7,490,000		Delaware EDA, (Series 2001) Weekly VRDNs (St. Anne's Episcopal School, DE)/(Wilmington Trust Co. LOC), 3.140%, 4/2/2009	7,490,000
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(Wilmington Trust Co. LOC), 3.040%, 4/2/2009	6,900,000
		TOTAL	64,390,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		District of Columbia--0.2%
$8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.050%, 4/1/2009	$8,330,000
		Florida--5.0%
18,550,000		Bay Medical Center, FL Board of Trustees, (Series 2007A) Weekly VRDNs (Bay Medical Center Project)/(Regions Bank, Alabama LOC), 2.000%, 4/1/2009	18,550,000
10,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	10,032,624
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2008-5 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.590%, 4/2/2009	7,630,000
5,020,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	5,020,000
13,384,000		Florida Local Government Finance Commission, (Series A), 0.60% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/6/2009	13,384,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.550%, 4/2/2009	10,000,000
75,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 0.500%, 4/1/2009	75,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.930%, 4/2/2009	3,800,000
12,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.580%, 4/1/2009	12,300,000
9,300,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 0.750%, 4/2/2009	9,300,000
40,600,000	[2,3]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.500%, 4/1/2009	40,600,000
16,220,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.580%, 4/1/2009	16,220,000
32,565,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 4/2/2009	32,565,000
10,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	10,082,829
4,125,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.350%, 4/1/2009	4,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$9,610,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.500%, 4/1/2009	$9,610,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	10,000,000
14,895,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.580%, 4/1/2009	14,895,000
		TOTAL	228,189,453
		Georgia--1.1%
10,500,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 0.540%, 4/2/2009	10,500,000
7,500,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.610%, 4/2/2009	7,500,000
3,500,000		Floyd County, GA Development Authority PCRB, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.430%, 4/1/2009	3,500,000
4,150,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 0.580%, 4/1/2009	4,150,000
9,600,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 0.670%, 4/2/2009	9,600,000
6,000,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.500%, 4/1/2009	6,000,000
3,800,000		Heard County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.300%, 4/1/2009	3,800,000
2,080,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.620%, 4/2/2009	2,080,000
4,430,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.670%, 4/3/2009	4,430,000
		TOTAL	51,560,000
		Hawaii--0.1%
4,255,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.470%, 4/2/2009	4,255,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Idaho--0.8%
$8,490,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.700%, 4/1/2009	$8,490,000
18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center)/(Harris, N.A. LOC), 0.390%, 4/2/2009	18,000,000
10,000,000		Idaho State, 3.00% TANs, 6/30/2009	10,031,005
		TOTAL	36,521,005
		Illinois--6.3%
4,185,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 4/2/2009	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.940%, 4/2/2009	13,900,000
20,615,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.500%, 4/1/2009	20,615,000
12,425,000		Chicago, IL, Tender Notes (Series 2008), 0.70% TOBs (Harris, N.A. LOC), Mandatory Tender 10/7/2009	12,425,000
21,500,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.350%, 4/1/2009	21,500,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.500%, 4/1/2009	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.800%, 4/2/2009	5,100,000
30,510,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 4/1/2009	30,510,000
4,880,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 0.320%, 4/2/2009	4,880,000
10,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.450%, 4/1/2009	10,500,000
3,750,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 4/2/2009	3,750,000
1,800,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 4/2/2009	1,800,000
20,230,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.800%, 4/2/2009	20,230,000
15,675,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 4/1/2009	15,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$14,900,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.350%, 4/1/2009	$14,900,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 4/2/2009	20,000,000
17,685,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 4/2/2009	17,685,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 4/2/2009	20,775,000
5,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 4/1/2009	5,700,000
25,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 4/2/2009	25,000,000
3,440,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 1.290%, 4/2/2009	3,440,000
5,195,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 4/1/2009	5,195,000
665,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank N.A., New York LOC), 1.490%, 4/2/2009	665,000
		TOTAL	288,130,000
		Indiana--2.1%
15,468,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,571,413
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.670%, 4/2/2009	8,850,000
590,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.900%, 4/2/2009	590,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.670%, 4/2/2009	9,500,000
1,185,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.900%, 4/2/2009	1,185,000
12,200,000		Indiana Finance Authority, (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/(Bank of New York LOC), 0.550%, 4/1/2009	12,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$10,945,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	$10,945,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.500%, 4/1/2009	3,100,000
5,150,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 0.670%, 4/1/2009	5,150,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.650%, 4/1/2009	3,250,000
9,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-4) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.500%, 4/1/2009	9,500,000
5,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.200%, 4/2/2009	5,000,000
5,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.200%, 4/2/2009	5,250,000
1,295,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.650%, 4/1/2009	1,295,000
4,245,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/ (Key Bank, N.A. LOC), 1.050%, 4/2/2009	4,245,000
		TOTAL	95,631,413
		Iowa--1.2%
5,000,000		Iowa Finance Authority, (Series 2009C) Daily VRDNs (Iowa Health System)/(Wells Fargo Bank, N.A. LOC), 0.300%, 4/1/2009	5,000,000
605,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.720%, 4/2/2009	605,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.540%, 4/2/2009	27,685,000
23,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.430%, 4/2/2009	23,000,000
		TOTAL	56,290,000
		Kansas--0.7%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 4/2/2009	6,000,000
12,615,000		Olathe, KS, 2.50% BANs, 12/1/2009	12,615,000
12,340,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	12,346,014
		TOTAL	30,961,014
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--0.4%
$12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.630%, 4/2/2009	$12,000,000
2,740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 1.230%, 4/2/2009	2,740,000
2,900,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	2,900,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 4/2/2009	100,000
		TOTAL	17,740,000
		Louisiana--4.8%
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.940%, 4/2/2009	3,000,000
52,100,000		Louisiana Local Government Environmental Facilities Community Development Authority Weekly VRDNs (Shreveport Utility System)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.550%, 4/2/2009	52,100,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 0.630%, 4/1/2009	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.570%, 4/2/2009	11,520,000
20,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.570%, 4/1/2009	20,000,000
63,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 4/1/2009	63,000,000
2,865,000		Louisiana Public Facilities Authority, (Series 1996) Weekly VRDNs (Gulf Breeze Hotel)/(Regions Bank, Alabama LOC), 1.550%, 4/1/2009	2,865,000
20,810,000		Louisiana Public Facilities Authority, (Series 2004) Weekly VRDNs (Tiger Athletic Foundation)/(Regions Bank, Alabama LOC), 0.750%, 4/2/2009	20,810,000
6,250,000		Louisiana Public Facilities Authority, (Series 2008D-2) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.390%, 4/1/2009	6,250,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank N.A., New York LIQ), 0.830%, 4/2/2009	30,575,000
		TOTAL	222,120,000
		Maine--0.4%
7,875,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.500%, 4/2/2009	7,875,000
9,000,000		Portland, ME, 2.50% BANs, 12/30/2009	9,090,293
		TOTAL	16,965,293
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--0.4%
$3,843,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 4/7/2009	$3,843,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 4/2/2009	15,000,000
		TOTAL	18,843,000
		Massachusetts--4.5%
11,500,000		Commonwealth of Massachusetts, (Series B), 4.00% RANs, 4/30/2009	11,516,237
8,500,000		Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/21/2009	8,509,683
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.380%, 4/1/2009	5,000,000
6,600,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.540%, 4/2/2009	6,600,000
1,170,000		Massachusetts Development Finance Agency, (Series U-5A) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 3.250%, 4/1/2009	1,170,000
7,695,000	[2,3]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.400%, 4/2/2009	7,695,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 2.380%, 4/2/2009	12,600,000
12,050,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 4/2/2009	12,050,000
17,000,000		Massachusetts IFA, (Series 1992B), 0.70% CP (New England Power Co.), Mandatory Tender 4/7/2009	17,000,000
17,500,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 4/3/2009	17,500,000
8,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 0.450%, 4/2/2009	8,000,000
12,000,000		Massachusetts School Building Authority, (Series A), 0.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/5/2009	12,000,000
4,000,000		Massachusetts School Building Authority, (Series A), 0.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 7/1/2009	4,000,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.840%, 4/2/2009	2,200,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 3.500%, 4/2/2009	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$7,885,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 0.470%, 4/1/2009	$7,885,000
7,500,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 3.500%, 4/1/2009	7,500,000
11,160,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 0.650%, 4/2/2009	11,160,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 4/1/2009	8,000,000
3,800,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 4/2/2009	3,800,000
35,000,000	[2,3]	Massachusetts State Development Finance Agency, AUSTIN (Series 2007-344) Weekly VRDNs (Newbridge on the Charles)/(Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.650%, 4/2/2009	35,000,000
		TOTAL	207,185,920
		Michigan--0.7%
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.700%, 4/2/2009	1,695,000
30,000,000		Michigan State, 3.00% RANs, 9/30/2009	30,139,647
		TOTAL	31,834,647
		Minnesota--0.1%
420,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.720%, 4/2/2009	420,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.550%, 4/2/2009	5,900,000
		TOTAL	6,320,000
		Mississippi--1.1%
7,000,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	7,000,000
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 4/2/2009	10,000,000
12,870,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Renaissance at Colony Park, LLC)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	12,870,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--continued
$5,260,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.680%, 4/2/2009	$5,260,000
13,380,000		Mississippi Hospital Equipment & Facilities Authority, (Series 2007) Weekly VRDNs (Grenada Lake Medical Center)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	13,380,000
		TOTAL	48,510,000
		Missouri--2.6%
490,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 4/2/2009	490,000
14,185,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank N.A., New York LIQ), 1.250%, 4/1/2009	14,185,000
14,100,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 4/1/2009	14,100,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.520%, 4/1/2009	25,000,000
23,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 4/1/2009	23,000,000
19,110,300		Missouri State Housing Development Commission, 0.450% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	19,110,300
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.800%, 4/1/2009	4,300,000
19,575,000	[2,3]	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 4/2/2009	19,575,000
		TOTAL	119,760,300
		Multi State--1.2%
4,350,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.950%, 4/2/2009	4,350,000
6,645,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/ (Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.590%, 4/2/2009	6,645,000
24,755,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.590%, 4/2/2009	24,755,000
20,460,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A) Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(GTD by WestLB AG LIQ), 6.000%, 4/1/2009	20,460,000
		TOTAL	56,210,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Nebraska--0.0%
$1,570,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.690%, 4/2/2009	$1,570,000
210,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 4/2/2009	210,000
145,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 0.570%, 4/2/2009	145,000
		TOTAL	1,925,000
		Nevada--2.0%
25,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	25,064,438
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.650%, 4/1/2009	30,000,000
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.500%, 4/1/2009	9,000,000
7,400,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.320%, 4/1/2009	7,400,000
21,605,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.650%, 4/1/2009	21,605,000
		TOTAL	93,069,438
		New Hampshire--0.1%
5,000,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002) Weekly VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 4/1/2009	5,000,000
		New Jersey--3.8%
9,347,000		Berkeley Township, NJ, 3.50% BANs, 11/19/2009	9,404,906
5,700,000		Bernards Township, NJ, 3.50% BANs, 10/29/2009	5,740,277
4,300,000		Carteret, NJ, 3.50% BANs, 10/23/2009	4,323,547
9,200,000		Cherry Hill, NJ, 3.50% BANs, 10/20/2009	9,261,927
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/ (Series 2007-20) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.590%, 4/2/2009	19,720,000
5,755,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	5,770,679
11,804,238		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	11,860,019
15,088,000		Montclair Township, NJ, 1.50% BANs, 3/12/2010	15,186,959
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$9,770,192		Mount Holly Township, NJ, (Series 2008C), 3.75% BANs, 11/17/2009	$9,799,948
4,660,000		Neptune Township, NJ, 3.50% BANs, 11/6/2009	4,673,570
17,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.370%, 4/2/2009	17,000,000
2,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.420%, 4/2/2009	2,000,000
5,000,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	5,022,094
10,000,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	10,002,815
12,525,000		Robbinsville Township, NJ, 2.75% BANs, 9/24/2009	12,560,428
6,580,000		Somers Point, NJ, (Series 2008A), 2.75% BANs, 7/1/2009	6,591,400
9,180,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.450%, 4/2/2009	9,180,000
1,898,000		West Orange Township,NJ, 3.50% BANs, 11/30/2009	1,916,952
3,907,000		Wharton Borough, NJ, 4.50% BANs, 10/23/2009	3,917,533
9,140,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	9,158,305
		TOTAL	173,091,359
		New Mexico--0.3%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 4/2/2009	2,000,000
11,000,000		New Mexico Educational Asistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.580%, 4/1/2009	11,000,000
		TOTAL	13,000,000
		New York--1.9%
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,515,335
16,500,000		Homer, NY CSD, 2.75% BANs, 8/14/2009	16,544,856
28,175,000		Nassau County, NY Interim Finance Authority, (Series 2002B) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 1.000%, 4/1/2009	28,175,000
6,200,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.300%, 4/1/2009	6,200,000
30,000,000		Syracuse, NY, (Series 2008), 2.75% RANs, 6/30/2009	30,051,061
		TOTAL	88,486,252
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--7.2%
$30,200,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 4/2/2009	$30,200,000
30,000,000		Charlotte, NC, (Series 2005), 1.25% CP, Mandatory Tender 6/4/2009	30,000,000
2,955,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	2,955,000
6,800,000		New Hanover County, NC, (Seris 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 4/1/2009	6,800,000
7,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.550%, 4/2/2009	7,220,000
6,495,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	6,495,000
10,585,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.480%, 4/2/2009	10,585,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	1,500,000
7,050,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	7,050,000
5,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	5,900,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	2,800,000
16,650,000		North Carolina Medical Care Commission, (Series 1996) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.350%, 4/2/2009	16,650,000
1,750,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 4/1/2009	1,750,000
3,000,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	3,000,000
16,950,000		North Carolina Medical Care Commission, (Series 2003A) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.350%, 4/1/2009	16,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,305,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 0.650%, 4/2/2009	$4,305,000
20,030,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 2.800%, 4/2/2009	20,030,000
83,740,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 0.900%, 4/1/2009	83,740,000
7,870,000		North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 0.450%, 4/2/2009	7,870,000
9,900,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.550%, 4/1/2009	9,900,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	5,000,000
4,900,000		North Carolina Medical Care Commission, (Series 2008B-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.430%, 4/1/2009	4,900,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.500%, 4/2/2009	5,000,000
22,645,000		North Carolina State, (Series 2002F) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.380%, 4/1/2009	22,645,000
1,500,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LOC), 0.420%, 4/1/2009	1,500,000
14,760,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.480%, 4/2/2009	14,760,000
		TOTAL	329,505,000
		Ohio--4.3%
620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.400%, 4/1/2009	620,000
5,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 4/3/2009	5,900,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.850%, 4/1/2009	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.850%, 4/2/2009	5,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 1.290%, 4/2/2009	$2,500,000
11,735,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 0.650%, 4/2/2009	11,735,000
23,315,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.500%, 4/2/2009	23,315,000
9,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 3.500%, 4/2/2009	9,500,000
20,000,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 3.000%, 4/2/2009	20,000,000
8,385,000		Lucas County, OH Facilities Improvement Revenue Bonds, (Series 2002) Weekly VRDNs (Toledo Zoological Society)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	8,385,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.500%, 4/1/2009	13,565,000
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank plc, London LOC), 0.550%, 4/2/2009	10,990,000
30,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 0.650%, 4/1/2009	30,000,000
24,380,000	[2,3]	Ohio State Higher Educational Facilities, Clipper Tax-Exempt Certificates Trust (Series 2007-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.590%, 4/2/2009	24,380,000
15,125,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.700%, 4/2/2009	15,125,000
4,935,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.650%, 4/2/2009	4,935,000
		TOTAL	194,850,000
		Oklahoma--0.4%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.550%, 4/1/2009	19,200,000
		Oregon--0.6%
10,175,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.450%, 4/1/2009	10,175,000
17,500,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	17,555,125
		TOTAL	27,730,125
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--4.3%
$5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 4/2/2009	$5,000,000
7,775,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.490%, 4/2/2009	7,775,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.490%, 4/2/2009	500,000
26,020,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 3.250%, 4/1/2009	26,020,000
8,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	8,100,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 4/2/2009	19,200,000
47,200,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.190%, 4/2/2009	47,200,000
10,000,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 4/2/2009	10,000,000
71,225,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.900%, 4/2/2009	71,225,000
		TOTAL	195,020,000
		Puerto Rico--0.2%
10,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	10,044,093
		Rhode Island--0.9%
5,075,000		Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 4/2/2009	5,075,000
3,955,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 4/2/2009	3,955,000
31,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2009 #R-1), 3.50% TANs, 6/30/2009	31,098,457
		TOTAL	40,128,457
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--1.7%
$8,145,000		Greenville, SC Hospital System, (Series A), 3.00% Bonds, 5/1/2009	$8,152,057
8,010,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Regions Bank, Alabama LOC), 1.030%, 4/2/2009	8,010,000
2,500,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	2,500,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.740%, 4/2/2009	2,300,000
16,000,000	[2,3]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	16,011,602
41,010,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.400%, 4/1/2009	41,010,000
		TOTAL	77,983,659
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.700%, 4/2/2009	1,000,000
		Tennessee--1.0%
1,800,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.580%, 4/1/2009	1,800,000
2,200,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	2,200,000
20,770,000		Johnson City, TN Health & Education Facilities Board, (Series 2008A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.950%, 4/1/2009	20,770,000
5,900,000		Knox County, TN IDB, (Series 2006) Weekly VRDNs (Cherokee Health Systems)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	5,900,000
4,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 0.530%, 4/1/2009	4,995,000
10,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.550%, 4/1/2009	10,000,000
		TOTAL	45,665,000
		Texas--13.2%
8,605,000	[2,3]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.550%, 4/1/2009	8,605,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.550%, 4/1/2009	14,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.600%, 4/2/2009	$20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 12/1/2010	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 4/2/2009	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 0.680%, 4/2/2009	25,000,000
4,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 0.800%, 4/1/2009	4,000,000
34,400,000		Harris County, TX HFDC, (Series 2005 A-3) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	34,400,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.500%, 4/2/2009	12,000,000
25,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.550%, 4/2/2009	25,000,000
16,200,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	16,200,000
21,500,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	21,500,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 4/1/2009	955,000
11,400,000		Harrison County, TX Health Facilities Development Corp., (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 1.040%, 4/2/2009	11,400,000
17,500,000	[2,3]	Houston, TX Airport System, Floater Receipts (Series SG 149) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.540%, 4/2/2009	17,500,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.890%, 4/2/2009	6,525,000
5,000,000		Houston, TX, (Series E-1), 0.63% CP, Mandatory Tender 8/26/2009	5,000,000
10,000,000		Houston, TX, (Series H-2), 0.65% CP, Mandatory Tender 7/7/2009	10,000,000
53,825,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 0.750%, 4/1/2009	53,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$2,925,000	[2,3]	North Texas Municipal Water District, PUTTERs (Series 2488) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.840%, 4/2/2009	$2,925,000
33,300,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008A) Daily VRDNs (Motiva Enterprises LLC), 0.750%, 4/1/2009	33,300,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.500%, 4/1/2009	19,900,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.540%, 4/2/2009	7,000,000
19,465,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (MT-549) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.830%, 4/2/2009	19,465,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.200%, 4/2/2009	20,000,000
33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.200%, 4/2/2009	33,750,000
35,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 1.020%, 4/2/2009	35,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 1.020%, 4/2/2009	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 4/2/2009	15,000,000
4,695,000	[2,3]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 0.490%, 4/2/2009	4,695,000
8,400,000	[2,3]	Texas State Transportation Commission, PUTTERs (Series 2615) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 4/2/2009	8,400,000
94,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	94,521,100
		TOTAL	606,271,100
		Utah--0.7%
8,570,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 4/1/2009	8,570,000
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.470%, 4/2/2009	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Utah--continued
$9,000,000		Salt Lake Valley, UT Fire Service Area, (Series 2009), 1.50% TRANs, 12/31/2009	$9,036,745
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 4/2/2009	2,600,000
		TOTAL	32,706,745
		Vermont--0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/ (TD Banknorth N.A. LOC), 0.410%, 4/1/2009	9,115,000
		Virginia--2.1%
6,000,000		Albemarle County, VA EDA, (Series 2008) Weekly VRDNs (St. Anne's-Belfield, Inc.)/(SunTrust Bank LOC), 0.580%, 4/1/2009	6,000,000
3,000,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.400%, 4/1/2009	3,000,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.670%, 4/2/2009	3,300,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 4/2/2009	9,375,000
26,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	26,000,000
46,230,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.950%, 4/1/2009	46,230,000
		TOTAL	93,905,000
		Washington--2.6%
22,875,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 4/1/2009	22,875,000
19,500,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 4/1/2009	19,500,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.600%, 4/2/2009	2,600,000
19,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 0.600%, 4/2/2009	19,000,000
11,500,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.850%, 4/2/2009	11,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$5,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	$5,024,669
2,000,000		Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank N.A., New York LOC), 0.700%, 4/1/2009	2,000,000
14,745,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.800%, 4/1/2009	14,745,000
23,695,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School), 1.040%, 4/2/2009	23,695,000
		TOTAL	120,939,669
		West Virginia--0.7%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/7/2009	10,500,000
21,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/6/2009	21,500,000
		TOTAL	32,000,000
		Wisconsin--2.6%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.740%, 4/2/2009	2,650,000
21,165,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.040%, 4/2/2009	21,165,000
48,410,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.050%, 4/1/2009	48,410,000
15,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.740%, 4/2/2009	15,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$6,670,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	$6,670,000
23,445,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.470%, 4/2/2009	23,445,000
		TOTAL	117,840,000
		TOTAL MUNICIPAL INVESTMENTS--99.0% (AT AMORTIZED COST) [4]	4,538,160,347
		OTHER ASSETS AND LIABILITIES - NET--1.0% [5]	45,613,454
		TOTAL NET ASSETS--100%	$4,583,773,801

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.0% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $652,846,602, which represented 14.2% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2009, these liquid restricted securities amounted to $652,846,602, which represented 14.2% of total net assets.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2009, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
97.3%	2.7%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	4,538,160,347
Level 3--Significant Unobservable Inputs	--
TOTAL	$4,538,160,347

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificate
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009

Assets:
Total investments in securities, at amortized cost		$4,538,160,347
Cash		89,066
Income receivable		11,936,966
Receivable for shares sold		70,599,780
Prepaid expenses		125,665
TOTAL ASSETS		4,620,911,824
Liabilities:
Payable for investments purchased	$25,065,000
Payable for shares redeemed	10,388,539
Income distribution payable	351,209
Payable for shareholder services fee (Note 5)	1,036,504
Accrued expenses	296,771
TOTAL LIABILITIES		37,138,023
Net assets for 4,583,859,356 shares outstanding		$4,583,773,801
Net Assets Consist of:
Paid-in capital		$4,583,810,206
Accumulated net realized loss on investments		(25,479)
Distributions in excess of net investment income		(10,926)
TOTAL NET ASSETS		$4,583,773,801
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Investment Shares:
$4,241,243,217 ÷ 4,241,140,460 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$342,530,584 ÷ 342,718,896 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2009

Investment Income:
Interest			$84,640,437
Expenses:
Investment adviser fee (Note 5)		$20,253,943
Administrative personnel and services fee (Note 5)		3,155,877
Custodian fees		149,111
Transfer and dividend disbursing agent fees and expenses--Investment Shares		2,040,556
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		19,501
Directors'/Trustees' fees		27,734
Auditing fees		19,000
Legal fees		61,837
Portfolio accounting fees		175,634
Shareholder services fee--Investment Shares (Note 5)		5,620,510
Shareholder services fee--Institutional Service Shares (Note 5)		668,981
Account administration fee--Investment Shares		1,435
Account administration fee--Institutional Service Shares		198,015
Share registration costs		247,039
Printing and postage		175,998
Insurance premiums		12,352
Temporary guarantee program insurance (Note 2)		802,861
Miscellaneous		7,823
TOTAL EXPENSES		33,638,207
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,342,577)
Waiver of administrative personnel and services fee (Note 5)	(73,227)
Reduction of custodian fees (Note 6)	(51,044)
Reimbursement of shareholder services fee--Investment Shares (Note 5)	(74,407)
Reimbursement of shareholder service fee--Institutional Service Shares (Note 5)	(668,981)
Reimbursement of account administration fee--Institutional Service Shares (Note 5)	(24,537)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(3,234,773)
Net expenses			30,403,434
Net investment income			54,237,003
Net realized loss on investments			(22,888)
Change in net assets resulting from operations			$54,214,115

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$54,237,003	$83,385,502
Net realized gain (loss) on investments	(22,888)	1,357,773
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	54,214,115	84,743,275
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(48,966,012)	(75,886,007)
Institutional Service Shares	(5,286,965)	(7,487,806)
Distribution from net realized gain on investments
Investment Shares	(1,049,745)	(200,720)
Institutional Service Shares	(93,417)	(18,485)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(55,396,139)	(83,593,018)
Share Transactions:
Proceeds from sale of shares	14,827,680,836	10,319,726,736
Net asset value of shares issued to shareholders in payment of distributions declared	50,933,368	78,630,583
Cost of shares redeemed	(13,710,420,021)	(9,875,497,943)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,168,194,183	522,859,376
Change in net assets	1,167,012,159	524,009,633
Net Assets:
Beginning of period	3,416,761,642	2,892,752,009
End of period (including undistributed (distributions in excess of) net investment income of $(10,926) and $5,048, respectively)	$4,583,773,801	$3,416,761,642

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in temporary guarantee program insurance expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2009		2008
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	13,670,486,569	$13,670,486,569	9,328,446,741	$9,328,446,741
Shares issued to shareholders in payment of distributions declared	49,277,813	49,277,813	76,056,283	76,056,283
Shares redeemed	(12,629,089,479)	(12,629,089,479)	(8,924,047,761)	(8,924,047,761)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	1,090,674,903	$1,090,674,903	480,455,263	$480,455,263

Year Ended March 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,157,194,267	$1,157,194,267	991,279,995	$991,279,995
Shares issued to shareholders in payment of distributions declared	1,655,555	1,655,555	2,574,300	2,574,300
Shares redeemed	(1,081,330,542)	(1,081,330,542)	(951,450,182)	(951,450,182)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	77,519,280	$77,519,280	42,404,113	$42,404,113
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,168,194,183	$1,168,194,183	522,859,376	$522,859,376

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income [1]	$125,536	$63,571
Tax-exempt income	$54,255,569	$83,370,528
Long-term capital gains	$1,015,034	$158,919

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt net income	$(13,517)
Capital loss carryforward	$(22,888)

At March 31, 2009, the Fund had a capital loss carryforward of $22,888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the "Adviser"). At a Special Meeting of Shareholders held on July 22, 2008, the shareholders of the Fund approved a new investment advisory contract between Passport Research, Ltd. (as the new Adviser for the Fund), and the Trust, on behalf of the Fund. The new investment advisory contract for the Adviser became effective on July 31, 2008. The previous investment adviser for the Fund was Federated Investment Management Company (FIMCO), and its investment advisory contract was terminated effective July 31, 2008. The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2009, the Adviser voluntarily waived $2,342,577 of its fee.

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc.; Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the year ended March 31, 2009, FIMCO received approximately 61% of the Adviser's net revenues from the Fund, while Edward Jones received approximately 39%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $73,227 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $17,249 of Service Fees for the year ended March 31, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees and account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2009, FSSC voluntarily reimbursed $743,388 of shareholder services fees. For the year ended March 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, FSSC voluntarily reimbursed $24,537 of account administration fees.

Interfund Transactions

During the year ended March 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,071,210,000 and $3,523,356,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended March 31, 2009, the Fund's expenses were reduced by $51,044 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the year ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the year ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2009, the amount of long-term capital gains designated by the Fund was $1,015,034.

For the year ended March 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (one of the portfolios comprising Money Market Obligations Trust) (the "Trust"), including the portfolio of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 19, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting); Consultant, EZE Castle Software (investment order management software); Partner, Midway Pacific (lumber).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Director, EZE Castle Software.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's previous Adviser, Federated Investment Management Company since 1996. She was appointed Vice President of the Fund's current Adviser, Passport Research Ltd., in 2008. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's previous Adviser, Federated Investment Management Company, since 1999. He was appointed Vice President of the Fund's current Adviser, Passport Research Ltd., in 2008. He was a Portfolio Manager until 1996 and a Vice President of the Fund's previous Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

TAX-FREE INSTRUMENTS TRUST (THE "FUND")

At a Special Meeting of Shareholders held on July 22, 2008, the shareholders of the Fund approved a new investment advisory contract between Passport Research, Ltd. (as the new investment adviser for the Fund), and the Trust, on behalf of the Fund. The contracts for Passport Research, Ltd. became effective on July 31, 2008. The previous investment adviser for the fund was Federated Investment Management Company, which is the general partner of the current adviser, and its investment advisory contract was terminated effective July 31, 2008.

This change in investment advisers was effected without any discontinuity in the operations of the Fund, without changes in the fees charged to the Fund as a result of the change, and without changes in the personnel responsible for managing the Fund. At meetings held in May 2008, the Board reviewed the current and previous investment advisory contracts with regard to both the current and previous investment advisers. The Board's decision regarding these contracts reflects the exercise of its business judgment.

The Board requested and reviewed information that the Board believed necessary to evaluate the contracts. In connection with this review, the Federated Funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund, including the Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation for the advisory contracts at the Board's May 2008, meetings. This Senior Officer's evaluation covered the topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contracts.

During its review of the contracts, the Board considered the compensation and benefits received by the previous adviser, and to be received by the current investment adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services that were or may be received by the previous investment adviser, and that may be received by the current investment adviser, from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an investment adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided or to be provided by the previous investment adviser, and to be provided by the current investment adviser; the previous investment adviser's and the current investment adviser's cost of providing the services; the extent to which the previous investment adviser realized or may realize, and the current investment adviser may realize, "economies of scale" as the Fund grows larger; any indirect benefits that accrued or that may accrue to the previous investment adviser, or that may accrue to the current investment adviser, and their respective affiliates as a result of each of their relationships with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the current investment adviser's services and fees. The Board further considered, as part of its review of the Senior Officer report, the relevance of any management fees (including any components thereof) charged to institutional and other clients for what might be viewed as like services, and the costs of supplying such services. The Board was aware of these factors and was guided by them in its review of the contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its consideration of the contracts, the Board has requested and received substantial and detailed information about the Fund and the Federated organization, and its affiliated advisers (Advisers), including the current investment adviser, that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Thus, the Board's consideration of the contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate); the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the historical and anticipated overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the current investment adviser and its affiliates. The Board also considered the likely preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the previous investment adviser had been and the current investment adviser was anticipated to be executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the current investment adviser's investment management services are expected to be such as to warrant the approval of the contracts. In this regard, the Senior Officer reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). The Senior Officer concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structure, different average account sizes, different associated costs, and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Board also considered that, during the year ending December 31, 2007, the Fund's performance fell below the median of the relevant peer group. The Board discussed the relevant performance with the previous investment adviser and the current investment adviser and recognized the efforts undertaken, and to be undertaken, by the previous investment adviser and the current investment adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the previous investment adviser and the current investment adviser have made significant and long-term investments in areas that support all of the Federated Funds (including the Fund), such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the previous investment adviser and the current investment adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the approval of, the investment advisory contracts.

In its decision to approve the investment advisory contracts, the Board was mindful that the new investment advisory contract for the current investment advisor would be submitted to shareholders of the Fund for approval. Thus, the Board's approval of the contracts reflected the fact that it is the shareholders of the Fund who effectively would be approving the selection of the current investment adviser for the Fund and the approval of the contracts.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board decision to approve the contracts reflects its determination that, based on the information requested and supplied, Federated's past performance and actions (including those of the current investment adviser) in providing services to other mutual funds provide a satisfactory basis to support the decision to approve the investment advisory contracts.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8042604 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $743,100

Fiscal year ended 2008 - $719,200

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,903 and $7,642 respectively.  Fiscal year ended 2009- Fees related to N-14 merger documents. Fiscal year ended 2008- Fees for review of N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,172 and $0 respectively. Fiscal year ended 2009 – Fees for tax advice provided related to fund acquisition.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,525 and $9,858 respectively.  Fiscal year ended 2009 – Discussions related to accounting for REMICS. Fiscal year ended 2008- Discussions related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2009 - $235,328

Fiscal year ended 2008 - $198,263

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009